UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:     28- 3530
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman             New York, New York        08/13/03
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:         81
                                               -------------

Form 13F Information Table Value Total:        $1,957,935
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

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
                                                      Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCE AUTO PARTS INC             COM          00751Y106    62,642    1,028,600   SH       SOLE           1,028,600
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                           COM          00130H105    33,084    5,210,000   SH       SOLE           5,210,000
-----------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE GROUP INC         COM          037933108    27,721    1,114,200   SH       SOLE           1,114,200
-----------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC                COM          00184A105    10,619      660,000   SH       SOLE             660,000
-----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                    COM          071813109    34,268    1,318,000   SH       SOLE           1,318,000
-----------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                        COM          073325102     2,178      200,000   SH       SOLE             200,000
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP             CL B         101137107    27,495      450,000   SH       SOLE             450,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                      COM          172967101     9,027      210,900   SH       SOLE             210,900
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC            COM          204912109     6,238      280,000   SH       SOLE             280,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CAP BANCORP INC         COM          20162L105       516       33,300   SH       SOLE              33,300
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                        COM          13321L108    24,599      756,900   SH       SOLE             756,900
-----------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS INC                 COM          228368106    19,919    2,789,800   SH       SOLE           2,789,800
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                       COM          151313103    94,701    5,169,249   SH       SOLE           5,169,249
-----------------------------------------------------------------------------------------------------------------------------------
CNA FINL CORP                      COM          126117100     6,258      254,379   SH       SOLE             254,379
-----------------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC               COM          207142100       629      150,000   SH       SOLE             150,000
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA PIZZA KITCHEN INC       COM          13054D109     1,080       50,000   SH       SOLE             50,000
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC           COM          170032809    31,021    2,139,400   SH       SOLE          2,139,400
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109     9,047      435,800   SH       SOLE            435,800
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP                 COM          166764100    18,440      255,400   SH       SOLE            255,400
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW        CL A         278762109    53,827    1,554,800   SH       SOLE          1,554,800
-----------------------------------------------------------------------------------------------------------------------------------
DORAL FINL CORP                    COM          25811P100     3,349       75,000   SH       SOLE             75,000
-----------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                        COM          292505104    35,001      912,200   SH       SOLE            912,200
-----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                        COM          281020107    48,061    2,925,200   SH       SOLE          2,925,200
-----------------------------------------------------------------------------------------------------------------------------------
FURNITURE BRANDS INTL INC          COM          360921100     7,718      295,700   SH       SOLE            295,700
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO       CL B         35671D857    45,555    1,859,400   SH       SOLE          1,859,400
-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                    COM          319963104     5,698      137,500   SH       SOLE            137,500
-----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP                       COM          401698105     4,439      100,000   SH       SOLE            100,000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                COM          369604103    20,945      730,300   SH       SOLE            730,300
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP                CL H NEW     370442832    38,279    2,988,200   SH       SOLE          2,988,200
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                     COM          406216101    16,171      703,100   SH       SOLE            703,100
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO              COM          410768105    16,883    1,494,100   SH       SOLE          1,494,100
-----------------------------------------------------------------------------------------------------------------------------------
HCA INC                            COM          404119109    21,265      663,700   SH       SOLE            663,700
-----------------------------------------------------------------------------------------------------------------------------------
MANOR CARE INC NEW                 COM          564055101    22,416      896,300   SH       SOLE            896,300
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                     COM          437076102    39,741    1,199,900   SH       SOLE          1,199,900
-----------------------------------------------------------------------------------------------------------------------------------
HOLLINGER INTL INC                 CL A         435569108    12,923    1,199,900   SH       SOLE          1,199,900
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                 COM          438516106     7,690      286,400   SH       SOLE            286,400
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                       COM          427056106    32,920    3,325,300   SH       SOLE          3,325,300
-----------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE CORP                   COM          45840Q101    59,931    1,523,800   SH       SOLE          1,523,800
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                         COM          458140100     6,243      300,000   SH       SOLE            300,000
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW             COM SER A    530718105    43,268    3,742,864   SH       SOLE          3,742,864
-----------------------------------------------------------------------------------------------------------------------------------
LAIDLAW GLOBAL CORP                COM          507306108    25,560    3,435,473   SH       SOLE          3,435,473
-----------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMER HLDGS         COM NEW      50540R409    50,251    1,666,700   SH       SOLE          1,666,700
-----------------------------------------------------------------------------------------------------------------------------------
METRO GOLDWYN MAYER INC            COM          591610100    10,992      885,000   SH       SOLE            885,000
-----------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC                    COM          608190104    34,252      616,813   SH       SOLE            616,813
-----------------------------------------------------------------------------------------------------------------------------------
MINDSPEED                          COM          602682106       135       49,995   SH       SOLE             49,995
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                    COM          61166W101    24,315    1,123,618   SH       SOLE          1,123,618
-----------------------------------------------------------------------------------------------------------------------------------
NEWHALL LAND & FARMING CO CA     DEPOSITARY REC 651426108    38,006    1,256,400   SH       SOLE          1,256,400
-----------------------------------------------------------------------------------------------------------------------------------
NEXEN INC                          COM          6534H102      5,191      205,200   SH       SOLE            205,200
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC         COM          649445103    32,088    1,103,063   SH       SOLE          1,103,063
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT                       COM          676220106    11,608      800,000   SH       SOLE            800,000
-----------------------------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC            COM          691471106   102,318    2,434,400   SH       SOLE          2,434,400
-----------------------------------------------------------------------------------------------------------------------------------
PEPSI BOTTLING GRP INC             COM          713409100     9,868      492,900   SH       SOLE            492,900
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                          COM          69331C108    36,484    1,725,000   SH       SOLE          1,725,000
-----------------------------------------------------------------------------------------------------------------------------------
PETSMART INC                       COM          716768106     3,135      187,600   SH       SOLE            187,600
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                         COM          717081103    67,888    1,987,940   SH       SOLE          1,987,940
-----------------------------------------------------------------------------------------------------------------------------------
PARTNERRE LTD                      COM          G6852T105    45,534      890,900   SH       SOLE            890,900
-----------------------------------------------------------------------------------------------------------------------------------
PLATINUM UNDERWRITER HLDGS L       COM          G7127P100    13,014      479,500   SH       SOLE            479,500
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP                COM          74406A102      6,472     698,900   SH       SOLE            698,900
-----------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP                      COM          767754104      1,780     400,000   SH       SOLE            400,000
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD        COM          V7780T103     16,256     701,900   SH       SOLE            701,900
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC               CL A         761195205      5,989     578,100   SH       SOLE            578,100
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX             ORD          G90078109      4,954     225,500   SH       SOLE            225,500
-----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE RE HLDGS LTD           COM          G7496G103     22,956     504,300   SH       SOLE            504,300
-----------------------------------------------------------------------------------------------------------------------------------
SAMINA SCI CORP                    COM          800907107      6,082     962,400   SH       SOLE            962,400
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC                     COM          45031U101     26,707     731,700   SH       SOLE            731,700
-----------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP              CL A         80874P109     12,680   1,356,100   SH       SOLE          1,356,100
-----------------------------------------------------------------------------------------------------------------------------------
STANDARD MTRS PRODS INC            COM          853666105      2,498     225,000   SH       SOLE            225,000
-----------------------------------------------------------------------------------------------------------------------------------
SPX CORP                           COM          784635104     29,639     672,700   SH       SOLE            672,700
-----------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC                  COM          867229106     11,587     617,300   SH       SOLE            617,300
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                        COM          87612E106     49,703   1,313,500   SH       SOLE          1,313,500
-----------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE CORP              COM          88033G100      5,825     500,000   SH       SOLE            500,000
-----------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO SA           SPON ADR ORD L 879403780     11,405     363,000   SH       SOLE            363,000
-----------------------------------------------------------------------------------------------------------------------------------
TSAKOS ENERGY NAVIGATION LTD       SHS          G9108L108     11,165     780,764   SH       SOLE            780,764
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL SA                         SPONSORED ADR  882508104     10,354     136,600   SH       SOLE            136,600
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM          902124106    103,328   5,444,021   SH       SOLE          5,444,021
-----------------------------------------------------------------------------------------------------------------------------------
UNITRIN INC                        COM          913275103     20,348     750,300   SH       SOLE            750,300
-----------------------------------------------------------------------------------------------------------------------------------
VF CORP                            COM          918204108      3,737     110,000   SH       SOLE            110,000
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW               COM          929903102     20,891     522,800   SH       SOLE            522,800
-----------------------------------------------------------------------------------------------------------------------------------
WESTAR ENERGY INC                  COM          95709T100     61,625   3,797,000   SH       SOLE          3,797,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW         COM          912909108     14,252     870,600   SH       SOLE            870,600
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                             COM          055622104     25,258     601,100   SH       SOLE            601,100


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